UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02032
MFS SERIES TRUST XVI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Prudent Investor Fund
Class A-FPPAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.24%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPA-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class B-FPPDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	1.99%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPB-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class C-FPPEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$102	1.99%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPC-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class I-FPPJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$51	0.99%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPI-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class R1-FPPRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	1.99%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR1-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class R2-FPPSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.49%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR2-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class R3-FPPQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.24%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR3-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class R4-FPPUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$51	0.99%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR4-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Prudent Investor Fund
Class R6-FPPVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Prudent Investor Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$48	0.93%
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	27,449,852	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	107
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 12/31/24)
Portfolio structure
	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Equities	53.0%	—%	53.0%
Gold Related Investments (f)	2.3%	—%	2.3%
Hedges
Walmart Inc. Option Puts	—%	(0.1)%	(0.1)%
Russell 2000 Index Option Puts	—%	(0.5)%	(0.5)%
S&P 500 Index Option Puts	—%	(1.8)%	(1.8)%
Euro Stoxx 50 Index Option Puts	—%	(1.9)%	(1.9)%
Net Equity Exposure	55.3%	(4.3)%	51.0%
Debt Instruments, excluding Short-Term Government Securities	18.7%	—%	18.7%
Cash, Cash Equivalents, and Short-Term Government Securities (d)	—%	—%	24.1%
Other (e)	—%	—%	6.2%
Total Net Exposure Summary	—%	—%	100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
(f) The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FPPR6-SEM
Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this document. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor, or endorse the content of this document.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Prudent Investor Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Prudent Investor Fund
Portfolio of Investments − 12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 53.0%
Aerospace & Defense – 3.2%
Safran S.A.	2,283	$ 498,713
Thales S.A.	2,686	383,228
		$881,941
Alcoholic Beverages – 1.8%
Heineken Holding N.V.	8,375	$ 500,724
Automotive – 2.4%
Knorr-Bremse AG	8,964	$ 653,225
Brokerage & Asset Managers – 5.8%
B3 S.A. - Brasil Bolsa Balcao	161,400	$ 269,616
Deutsche Boerse AG	1,575	362,838
Euronext N.V.	8,567	960,193
		$1,592,647
Business Services – 5.3%
Auto Trader Group PLC	14,999	$ 148,476
Rightmove PLC	69,920	559,810
Scout24 AG	8,403	740,731
		$1,449,017
Computer Software – 3.1%
Oracle Corp. Japan	2,900	$ 277,605
Sage Group PLC	35,501	560,276
		$837,881
Computer Software - Systems – 6.2%
Amadeus IT Group S.A.	13,490	$ 948,985
Samsung Electronics Co. Ltd.	21,166	764,889
		$1,713,874
Consumer Products – 1.2%
Estée Lauder Cos., Inc., “A”	4,397	$ 329,687
Consumer Services – 3.1%
Booking Holdings, Inc.	170	$ 844,632
Electrical Equipment – 1.9%
Legrand S.A.	5,368	$ 519,493
Food & Drug Stores – 1.1%
Jeronimo Martins, SGPS S.A.	16,273	$ 311,000
Internet – 4.2%
Alphabet, Inc., “A”	6,034	$ 1,142,236
FPPFS-SEM

MFS Prudent Investor Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.4%
Nintendo Co. Ltd.	11,400	$ 664,036
Medical Equipment – 2.1%
Agilent Technologies, Inc.	1,974	$ 265,187
Sonova Holding AG	964	314,730
		$579,917
Other Banks & Diversified Financials – 2.5%
Edenred	20,702	$ 676,285
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	1,403	$ 232,705
Railroad & Shipping – 1.0%
Canadian National Railway Co.	2,686	$ 272,656
Specialty Stores – 1.8%
Zalando SE (a)	14,862	$ 498,638
Telecommunications - Wireless – 2.1%
Infrastrutture Wireless Italiane S.p.A.	56,317	$ 572,568
Telephone Services – 1.0%
Altice USA, Inc., “A” (a)	14,450	$ 34,825
Hellenic Telecommunications Organization S.A.	15,101	232,758
		$267,583
Total Common Stocks (Identified Cost, $11,927,902)		$14,540,745
Bonds – 36.8%
Aerospace & Defense – 0.3%
TransDigm, Inc., 6.875%, 12/15/2030 (n)	$72,000	$ 73,071
Asset-Backed & Securitized – 0.0%
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	$13,375	$ 13,409
Broadcasting – 0.2%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$50,000	$ 45,559
Building – 1.6%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	$187,000	$ 163,879
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	108,000	104,332
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	205,000	175,769
		$443,980
Conglomerates – 0.4%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$76,000	$ 71,156
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	42,000	38,982
		$110,138

MFS Prudent Investor Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.0%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	$160,000	$ 142,843
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	164,000	131,142
		$273,985
Electronics – 0.4%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$123,000	$ 121,996
Financial Institutions – 0.3%
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	$81,000	$ 81,191
Insurance - Property & Casualty – 0.8%
Hub International Ltd., 7.25%, 6/15/2030 (n)	$60,000	$ 61,485
Hub International Ltd., 7.375%, 1/31/2032 (n)	148,000	150,317
		$211,802
International Market Quasi-Sovereign – 0.4%
Electricite de France S.A., 3.625%, 10/13/2025 (n)	$99,000	$ 98,042
Machinery & Tools – 0.4%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$112,000	$ 117,123
Medical & Health Technology & Services – 0.5%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	$155,000	$ 137,884
Medical Equipment – 0.6%
Boston Scientific Corp., 1.9%, 6/01/2025	$98,000	$ 96,856
Teleflex, Inc., 4.625%, 11/15/2027	65,000	62,988
		$159,844
Metals & Mining – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$119,000	$ 112,313
Midstream – 1.5%
Prairie Acquiror LP, 9%, 8/01/2029 (n)	$142,000	$ 146,293
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	17,000	17,685
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	127,000	132,452
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	107,000	111,873
		$408,303
Mortgage-Backed – 4.3%
Fannie Mae, 2.905%, 7/25/2027	$78,939	$ 75,945
Fannie Mae, UMBS, 6.5%, 9/01/2053	37,147	38,002
Fannie Mae, UMBS, 5.5%, 10/01/2053	183,983	181,678
Freddie Mac, 5.146%, 3/25/2029	165,323	165,062
Freddie Mac, 5.266%, 1/25/2031	28,196	28,279
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 10/01/2052	223,594	212,009
Freddie Mac, UMBS, 6%, 7/01/2053	49,372	49,620
Ginnie Mae, 5.5%, 2/20/2053 - 8/20/2054	261,884	260,305
Ginnie Mae, 4.5%, 7/20/2053 - 6/20/2054	98,876	93,514
Ginnie Mae, 5%, 11/20/2054	74,998	72,797
		$1,177,211

MFS Prudent Investor Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.2%
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)	$50,000	$ 50,883
Pharmaceuticals – 0.7%
AbbVie, Inc., 3.8%, 3/15/2025	$98,000	$ 97,823
Amgen, Inc., 1.9%, 2/21/2025	108,000	107,569
		$205,392
Precious Metals & Minerals – 0.6%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$94,000	$ 92,660
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	80,000	77,536
		$170,196
Railroad & Shipping – 0.4%
Union Pacific Corp., 3.75%, 7/15/2025	$100,000	$ 99,543
Telecommunications - Wireless – 0.7%
SBA Communications Corp., 3.875%, 2/15/2027	$101,000	$ 96,690
SBA Communications Corp., 3.125%, 2/01/2029	119,000	107,414
		$204,104
U.S. Treasury Obligations – 18.3%
U.S. Treasury Notes, 3.875%, 3/31/2025	$563,000	$ 562,424
U.S. Treasury Notes, 4.625%, 6/30/2025	553,000	554,331
U.S. Treasury Notes, 5%, 9/30/2025	627,000	630,273
U.S. Treasury Notes, 4.25%, 12/31/2025	625,000	625,159
U.S. Treasury Notes, 4.5%, 3/31/2026	625,000	626,702
U.S. Treasury Notes, 4.625%, 6/30/2026	619,000	622,315
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027	737,637	707,005
U.S. Treasury Notes, TIPS, 1.625%, 10/15/2027	703,709	699,467
		$5,027,676
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$99,000	$ 99,427
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	106,000	101,371
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	136,000	118,428
Dominion Energy, Inc., 3.3%, 3/15/2025	107,000	106,608
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	119,000	119,725
Pacific Gas & Electric Co., 5.345%, 9/04/2025	120,000	120,200
Southern California Edison Co., 3.7%, 8/01/2025	96,000	95,312
		$761,071
Total Bonds (Identified Cost, $10,168,085)		$10,104,716
Exchange-Traded Funds – 2.3%
Gold ETFs – 2.3%
VanEck Gold Miners UCITS ETF (a)	5,542	$ 210,407
VanEck Junior Gold Miners UCITS ETF (a)	11,127	423,994
Total Exchange-Traded Funds (Identified Cost, $663,811)		$634,401

MFS Prudent Investor Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 4.49% (v) (Identified Cost, $1,385,579)	1,385,357	$1,385,634
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.4%
Market Index Securities – 0.4%
Euro Stoxx 50 Index – September 2025 @ EUR 3,500	Put	Goldman Sachs International	$ 1,420,020	28	$ 9,020
Euro Stoxx 50 Index – September 2025 @ EUR 3,800	Put	Goldman Sachs International	1,622,880	32	15,778
Euro Stoxx 50 Index – December 2025 @ EUR 4,000	Put	Goldman Sachs International	1,825,740	36	33,636
Russell 2000 Index – June 2025 @ $1,700	Put	Goldman Sachs International	1,115,079	5	7,450
Russell 2000 Index – December 2025 @ $1,400	Put	Goldman Sachs International	1,338,095	6	8,100
S&P 500 Index – March 2025 @ $5,200	Put	Goldman Sachs International	1,764,489	3	8,550
S&P 500 Index – March 2025 @ $5,400	Put	Goldman Sachs International	1,176,326	2	8,836
S&P 500 Index – June 2025 @ $4,800	Put	Goldman Sachs International	2,352,652	4	17,360
					$108,730
Specialty Stores – 0.0%
Walmart Inc. – March 2025 @ $70	Put	Goldman Sachs International	$ 786,045	87	$ 2,088
Total Purchased Options (Premiums Paid, $321,846)					$110,818
Written Options (see table below) – (0.0)%
(Premiums Received, $9,134)						$(2,260)
Other Assets, Less Liabilities – 2.5%						675,798
Net Assets – 100.0%						$27,449,852
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,385,634 and $25,390,680, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,689,674, representing 9.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

MFS Prudent Investor Fund
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 12/31/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	(2)	$(1,176,326)	$4,600	March – 2025	$(2,260)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,655,679	EUR	3,325,361	BNP Paribas S.A.	1/17/2025	$209,138
USD	3,653,717	EUR	3,325,361	State Street Corp.	1/17/2025	207,176
USD	633,187	GBP	500,000	Barclays Bank PLC	1/17/2025	7,314
USD	110,265	GBP	84,604	State Street Corp.	1/17/2025	4,363
						$427,991
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $23,081,644)	$25,390,680
Investments in affiliated issuers, at value (identified cost, $1,385,579)	1,385,634
Receivables for
Forward foreign currency exchange contracts	427,991
Investments sold	134,103
TBA sale commitments	145,294
Fund shares sold	6,389
Interest and dividends	117,220
Receivable from investment adviser	22,741
Other assets	31,944
Total assets	$27,661,996
Liabilities
Payables for
Investments purchased	$321
TBA purchase commitments	145,574
Written options (premiums received, $9,134)	2,260
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	6,071
Distribution and service fees	290
Payable for independent Trustees' compensation	38
Payable for audit and tax fees	36,255
Accrued expenses and other liabilities	21,239
Total liabilities	$212,144
Net assets	$27,449,852
Net assets consist of
Paid-in capital	$26,138,425
Total distributable earnings (loss)	1,311,427
Net assets	$27,449,852
Shares of beneficial interest outstanding	2,368,147
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,795,073	412,853	$11.61
Class B	73,802	6,401	11.53
Class C	3,600,319	313,179	11.50
Class I	6,266,221	540,035	11.60
Class R1	378,096	32,840	11.51
Class R2	63,860	5,506	11.60
Class R3	64,981	5,601	11.60
Class R4	66,120	5,697	11.61
Class R6	12,141,380	1,046,035	11.61
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.32 [100 / 94.25 x $11.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 12/31/24 (unaudited) Net investment income (loss)
Income
Interest	$314,186
Dividends from unaffiliated issuers	73,657
Dividends from affiliated issuers	60,439
Other	37
Income on securities loaned	28
Foreign taxes withheld	(2,453)
Total investment income	$445,894
Expenses
Management fee	$129,591
Distribution and service fees	31,504
Shareholder servicing costs	8,462
Administrative services fee	8,823
Independent Trustees' compensation	1,529
Custodian fee	7,613
Shareholder communications	4,588
Audit and tax fees	35,898
Legal fees	161
Registration fees	67,209
Miscellaneous	19,059
Total expenses	$314,437
Fees paid indirectly	(1,009)
Reduction of expenses by investment adviser	(126,332)
Net expenses	$187,096
Net investment income (loss)	$258,798
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$856,522
Affiliated issuers	344
Written options	53,375
Forward foreign currency exchange contracts	(111,214)
Foreign currency	1,510
Net realized gain (loss)	$800,537
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(402,836)
Affiliated issuers	(197)
Written options	(33,455)
Forward foreign currency exchange contracts	414,893
Translation of assets and liabilities in foreign currencies	(505)
Net unrealized gain (loss)	$(22,100)
Net realized and unrealized gain (loss)	$778,437
Change in net assets from operations	$1,037,235
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24
Change in net assets
From operations
Net investment income (loss)	$258,798	$831,645
Net realized gain (loss)	800,537	(594,779)
Net unrealized gain (loss)	(22,100)	2,549,711
Change in net assets from operations	$1,037,235	$2,786,577
Total distributions to shareholders	$(820,500)	$(632,497)
Change in net assets from fund share transactions	$(5,998,787)	$(5,755,137)
Total change in net assets	$(5,782,052)	$(3,601,057)
Net assets
At beginning of period	33,231,904	36,832,961
At end of period	$27,449,852	$33,231,904
See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.60	$10.94	$10.33	$12.06	$11.32	$10.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.25	$0.11	$0.03	$0.07	$0.07
Net realized and unrealized gain (loss)	0.25	0.60	0.61	(1.51)	0.83	0.77
Total from investment operations	$0.34	$0.85	$0.72	$(1.48)	$0.90	$0.84
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.19)	$(0.11)	$(0.07)	$(0.06)	$(0.11)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.33)	$(0.19)	$(0.11)	$(0.25)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$11.61	$11.60	$10.94	$10.33	$12.06	$11.32
Total return (%) (r)(s)(t)(x)	2.86(n)	7.81	7.04	(12.58)	7.99	8.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02(a)	1.98	1.88	1.69	1.74	2.35
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	1.54(a)	2.25	1.08	0.23	0.56	0.61
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$4,795	$7,899	$8,516	$11,779	$16,738	$7,992

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.49	$10.85	$10.24	$11.99	$11.28	$10.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.17	$0.04	$(0.06)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	0.26	0.58	0.61	(1.51)	0.85	0.78
Total from investment operations	$0.30	$0.75	$0.65	$(1.57)	$0.81	$0.76
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.11)	$(0.04)	$—	$—	$(0.03)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.26)	$(0.11)	$(0.04)	$(0.18)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.53	$11.49	$10.85	$10.24	$11.99	$11.28
Total return (%) (r)(s)(t)(x)	2.54(n)	6.93	6.36	(13.31)	7.19	7.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.77(a)	2.73	2.64	2.44	2.50	3.11
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	0.76(a)	1.51	0.35	(0.49)	(0.33)	(0.16)
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$74	$77	$74	$87	$100	$94
Class C	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.45	$10.78	$10.17	$11.90	$11.20	$10.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.16	$0.03	$(0.06)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss)	0.24	0.59	0.60	(1.49)	0.82	0.77
Total from investment operations	$0.29	$0.75	$0.63	$(1.55)	$0.80	$0.76
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.08)	$(0.02)	$—	$(0.00)(w)	$(0.07)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.24)	$(0.08)	$(0.02)	$(0.18)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$11.50	$11.45	$10.78	$10.17	$11.90	$11.20
Total return (%) (r)(s)(t)(x)	2.54(n)	7.02	6.25	(13.25)	7.17	7.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.77(a)	2.72	2.64	2.44	2.49	3.08
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	0.76(a)	1.46	0.32	(0.51)	(0.18)	(0.12)
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$3,600	$4,075	$5,204	$7,200	$8,893	$4,624

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.62	$10.96	$10.35	$12.09	$11.34	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.27	$0.14	$0.05	$0.09	$0.09
Net realized and unrealized gain (loss)	0.24	0.61	0.61	(1.51)	0.84	0.79
Total from investment operations	$0.35	$0.88	$0.75	$(1.46)	$0.93	$0.88
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.22)	$(0.14)	$(0.10)	$(0.08)	$(0.14)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.37)	$(0.22)	$(0.14)	$(0.28)	$(0.18)	$(0.15)
Net asset value, end of period (x)	$11.60	$11.62	$10.96	$10.35	$12.09	$11.34
Total return (%) (r)(s)(t)(x)	2.98(n)	8.08	7.38	(12.41)	8.24	8.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.72	1.64	1.43	1.48	2.08
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.78(a)	2.43	1.39	0.42	0.76	0.87
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$6,266	$8,860	$11,703	$12,499	$18,654	$5,093
Class R1	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.49	$10.85	$10.24	$11.99	$11.29	$10.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.18	$0.05	$(0.05)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	0.25	0.57	0.60	(1.52)	0.81	0.79
Total from investment operations	$0.29	$0.75	$0.65	$(1.57)	$0.80	$0.77
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.11)	$(0.04)	$—	$—	$(0.03)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.27)	$(0.11)	$(0.04)	$(0.18)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.51	$11.49	$10.85	$10.24	$11.99	$11.29
Total return (%) (r)(s)(t)(x)	2.47(n)	6.96	6.41	(13.32)	7.10	7.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.77(a)	2.74	2.64	2.44	2.49	3.10
Expenses after expense reductions (f)	1.99(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	0.75(a)	1.60	0.44	(0.47)	(0.05)	(0.15)
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$378	$351	$264	$223	$240	$57

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.59	$10.94	$10.33	$12.06	$11.32	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.23	$0.09	$0.00(w)	$0.03	$0.04
Net realized and unrealized gain (loss)	0.25	0.58	0.61	(1.51)	0.83	0.78
Total from investment operations	$0.33	$0.81	$0.70	$(1.51)	$0.86	$0.82
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.16)	$(0.09)	$(0.04)	$(0.02)	$(0.08)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.32)	$(0.16)	$(0.09)	$(0.22)	$(0.12)	$(0.09)
Net asset value, end of period (x)	$11.60	$11.59	$10.94	$10.33	$12.06	$11.32
Total return (%) (r)(s)(t)(x)	2.78(n)	7.48	6.86	(12.80)	7.62	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27(a)	2.23	2.14	1.94	2.01	2.60
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	1.25(a)	2.04	0.91	0.01	0.27	0.35
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$64	$62	$58	$54	$62	$58
Class R3	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.61	$10.95	$10.34	$12.08	$11.33	$10.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.26	$0.12	$0.03	$0.06	$0.07
Net realized and unrealized gain (loss)	0.24	0.59	0.61	(1.52)	0.84	0.78
Total from investment operations	$0.33	$0.85	$0.73	$(1.49)	$0.90	$0.85
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.19)	$(0.12)	$(0.07)	$(0.05)	$(0.11)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.34)	$(0.19)	$(0.12)	$(0.25)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$11.60	$11.61	$10.95	$10.34	$12.08	$11.33
Total return (%) (r)(s)(t)(x)	2.85(n)	7.83	7.13	(12.65)	7.96	8.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02(a)	1.98	1.89	1.69	1.76	2.35
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	1.50(a)	2.30	1.16	0.26	0.51	0.60
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$65	$63	$59	$55	$63	$58

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.62	$10.97	$10.36	$12.10	$11.34	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29	$0.15	$0.06	$0.09	$0.09
Net realized and unrealized gain (loss)	0.25	0.58	0.60	(1.52)	0.85	0.79
Total from investment operations	$0.36	$0.87	$0.75	$(1.46)	$0.94	$0.88
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.22)	$(0.14)	$(0.10)	$(0.08)	$(0.14)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.37)	$(0.22)	$(0.14)	$(0.28)	$(0.18)	$(0.15)
Net asset value, end of period (x)	$11.61	$11.62	$10.97	$10.36	$12.10	$11.34
Total return (%) (r)(s)(t)(x)	3.09(n)	7.98	7.39	(12.40)	8.31	8.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77(a)	1.73	1.64	1.44	1.51	2.10
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.75(a)	2.54	1.41	0.51	0.77	0.86
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$66	$64	$59	$55	$63	$58
Class R6	Six months ended	Year ended
	12/31/24 (unaudited)	6/30/24	6/30/23	6/30/22	6/30/21	6/30/20
Net asset value, beginning of period	$11.63	$10.97	$10.36	$12.10	$11.35	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29	$0.15	$0.07	$0.10	$0.10
Net realized and unrealized gain (loss)	0.25	0.59	0.61	(1.53)	0.83	0.78
Total from investment operations	$0.36	$0.88	$0.76	$(1.46)	$0.93	$0.88
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.22)	$(0.15)	$(0.10)	$(0.08)	$(0.14)
From net realized gain	—	—	—	(0.18)	(0.10)	(0.01)
Total distributions declared to shareholders	$(0.38)	$(0.22)	$(0.15)	$(0.28)	$(0.18)	$(0.15)
Net asset value, end of period (x)	$11.61	$11.63	$10.97	$10.36	$12.10	$11.35
Total return (%) (r)(s)(t)(x)	3.07(n)	8.14	7.48	(12.35)	8.26	8.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.67	1.57	1.37	1.45	2.07
Expenses after expense reductions (f)	0.93(a)	0.93	0.92	0.92	0.93	0.95
Net investment income (loss)	1.81(a)	2.60	1.48	0.58	0.83	0.89
Portfolio turnover rate	34(n)	63	60	52	32	46
Net assets at end of period (000 omitted)	$12,141	$11,780	$10,896	$10,140	$11,569	$10,682

See Notes to Financial Statements

MFS Prudent Investor Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Prudent Investor Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Management Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts and written options. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$3,037,912	$—	$3,037,912
United States	2,616,567	52,384	—	2,668,951
Germany	2,255,432	58,434	—	2,313,866
United Kingdom	—	1,268,562	—	1,268,562
Spain	—	948,985	—	948,985
Japan	—	941,641	—	941,641
South Korea	764,889	—	—	764,889
Netherlands	—	733,429	—	733,429
Italy	572,568	—	—	572,568
Other Countries	1,400,760	—	—	1,400,760
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	5,027,676	—	5,027,676
Non - U.S. Sovereign Debt	—	98,042	—	98,042
U.S. Corporate Bonds	—	3,388,746	—	3,388,746
Residential Mortgage-Backed Securities	—	1,177,211	—	1,177,211
Asset-Backed Securities (including CDOs)	—	13,409	—	13,409
Foreign Bonds	—	399,632	—	399,632
Investment Companies	1,809,628	210,407	—	2,020,035
Total	$9,419,844	$17,356,470	$—	$26,776,314
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$427,991	$—	$427,991
Written Options - Liabilities	—	(2,260)	—	(2,260)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2024 as reported in the Statement of Assets and Liabilities:

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(2,260)
Equity	Purchased Option Contracts	110,818	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	427,991	—
Total		$538,809	$(2,260)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Foreign Exchange	$(111,214)	$—	$—
Equity	—	(83,688)	53,375
Total	$(111,214)	$(83,688)	$53,375
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended December 31, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Foreign Exchange	$414,893	$—	$—
Equity	—	(18,877)	(33,455)
Total	$414,893	$(18,877)	$(33,455)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
Written Options — In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time.  Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended December 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 6/30/24
Ordinary income (including any short-term capital gains)	$632,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/24
Cost of investments	$24,406,542
Gross appreciation	3,678,357
Gross depreciation	(1,308,585)
Net unrealized appreciation (depreciation)	$2,369,772
As of 6/30/24
Undistributed ordinary income	534,151
Capital loss carryforwards	(1,960,519)
Other temporary differences	(425)
Net unrealized appreciation (depreciation)	2,521,485
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of June 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,260,953)
Long-Term	(699,566)
Total	$(1,960,519)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 12/31/24	Year ended 6/30/24
Class A	$140,165	$140,260
Class B	1,641	758
Class C	78,020	34,468
Class I	200,271	229,117
Class R1	8,519	2,718
Class R2	1,690	859
Class R3	1,874	1,014
Class R4	2,063	1,173
Class R6	386,257	222,130
Total	$820,500	$632,497
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2025. For the six months ended December 31, 2024, this management fee reduction amounted to $2,167, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2024 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2025. For the six months ended December 31, 2024, this reduction amounted to $124,165, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $326 for the six months ended December 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,879
Class B	0.75%	0.25%	1.00%	1.00%	389
Class C	0.75%	0.25%	1.00%	1.00%	20,146
Class R1	0.75%	0.25%	1.00%	1.00%	1,848
Class R2	0.25%	0.25%	0.50%	0.50%	160
Class R3	—	0.25%	0.25%	0.25%	82
Total Distribution and Service Fees					$31,504
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended December 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended December 31, 2024.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended December 31, 2024, the fee was $1,461, which equated to 0.0090% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,001.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended December 31, 2024 was equivalent to an annual effective rate of 0.0545% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$25
8/19/2024	Redemption	Class C	2	24
8/19/2024	Redemption	Class I	3	36
At December 31, 2024, MFS held approximately 84% of the outstanding shares of Class B and 100% of the outstanding shares of Class R2, Class R3, Class R4, and Class R6.

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended December 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,292,418	$5,658,891
Non-U.S. Government securities	4,074,118	7,632,212
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 12/31/24		Year ended 6/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,442	$256,108	100,142	$1,126,007
Class B	—	—	647	7,138
Class C	5,111	60,153	18,934	203,705
Class I	42,630	514,061	55,851	625,049
Class R1	1,571	18,587	7,128	80,687
	70,754	$848,909	182,702	$2,042,586
Shares issued to shareholders in reinvestment of distributions
Class A	11,925	$140,133	12,568	$140,260
Class B	138	1,605	68	758
Class C	6,709	78,020	3,116	34,468
Class I	16,536	193,964	20,512	229,117
Class R1	730	8,519	245	2,718
Class R2	144	1,690	77	859
Class R3	160	1,874	91	1,014
Class R4	176	2,063	105	1,173
Class R6	32,901	386,257	19,887	222,130
	69,419	$814,125	56,669	$632,497
Shares reacquired
Class A	(301,583)	$(3,629,961)	(209,935)	$(2,378,840)
Class B	(431)	(5,075)	(808)	(9,066)
Class C	(54,611)	(640,700)	(148,648)	(1,654,182)
Class I	(281,909)	(3,385,643)	(381,444)	(4,375,849)
Class R1	(37)	(442)	(1,136)	(12,283)
	(638,571)	$(7,661,821)	(741,971)	$(8,430,220)
Net change
Class A	(268,216)	$(3,233,720)	(97,225)	$(1,112,573)
Class B	(293)	(3,470)	(93)	(1,170)
Class C	(42,791)	(502,527)	(126,598)	(1,416,009)
Class I	(222,743)	(2,677,618)	(305,081)	(3,521,683)
Class R1	2,264	26,664	6,237	71,122
Class R2	144	1,690	77	859
Class R3	160	1,874	91	1,014
Class R4	176	2,063	105	1,173
Class R6	32,901	386,257	19,887	222,130
	(498,398)	$(5,998,787)	(502,600)	$(5,755,137)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.

MFS Prudent Investor Fund
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended December 31, 2024, the fund’s commitment fee and interest expense were $86 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,140,864	$9,169,249	$9,924,626	$344	$(197)	$1,385,634
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$60,439	$—
(8)  Subsequent Event
The Board of Trustees of the fund has approved the liquidation and termination of the fund, which is scheduled to occur on or about February 21, 2025.

MFS Prudent Investor Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XVI, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	26,837,278.147	0
John A. Caroselli	26,837,278.147	0
Maureen R. Goldfarb	26,837,278.147	0
Peter D. Jones	26,837,278.147	0
John P. Kavanaugh	26,837,278.147	0
James W. Kilman, Jr.	26,837,278.147	0
Clarence Otis, Jr.	26,837,278.147	0
Michael W. Roberge	26,837,278.147	0
Maryanne L. Roepke	26,837,278.147	0
Paula E. Smith	26,837,278.147	0
Laurie J. Thomsen	26,837,278.147	0
Darrell A. Williams	26,837,278.147	0

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Prudent Investor Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Prudent Investor Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Prudent Investor Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Prudent Investor Fund
Board Review of Investment Advisory Agreement
MFS Prudent Investor Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context

MFS Prudent Investor Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XVI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   February 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  February 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  February 13, 2025

*  Print name and title of each signing officer under his or her signature.